NOTES PAYABLE - OFFICER (Details Textual) (USD $)	0 Months Ended		1 Months Ended		9 Months Ended		12 Months Ended		116 Months Ended	125 Months Ended
	Jun. 30, 2011	Apr. 30, 2010	Feb. 28, 2010	Sep. 22, 2008	Jul. 31, 2012	Jul. 31, 2011	Oct. 31, 2011	Oct. 31, 2010	Oct. 31, 2011	Jul. 31, 2012	Aug. 27, 2012	Dec. 29, 2011	Oct. 28, 2011	Apr. 28, 2011	Mar. 17, 2011	Sep. 28, 2010	Jul. 19, 2010	Feb. 15, 2010	Nov. 12, 2004
Notes Payable, Current				$ 6,000,000											$ 6,000,000			$ 6,000,000
Debt Instrument, Periodic Payment, Principal	100,000	100,000	100,000	100,000
Principal payments on notes payable				200,000	87,941	613,573	769,379	1,798,119	2,691,089	2,779,030
Long-term Debt, Gross					300,000		1,886,851	688,000	1,886,851	300,000		540,000	59,000	800,000
Class of Warrant or Right, Outstanding					114,738,770		137,841,857		137,841,857	114,738,770
Class of Warrant or Right, Exercise Price of Warrants or Rights					0.15		0.15	0.15	0.15	0.15	0.15	0.15				0.17	0.25		0.40
Accrued Liabilities							2,976,334	647,125	2,976,334
Debt Instrument, Increase, Accrued Interest							13,630
Moore Notes [Member]
Notes Payable, Current					158,000					158,000
Debt Instrument, Periodic Payment, Principal					35,000		200,000
Long-term Debt, Gross							273,000		273,000
Class of Warrant or Right, Exercise Price of Warrants or Rights							0.15		0.15
Accrued Liabilities					396,000					396,000
Debt Instrument, Increase, Accrued Interest					$ 150,000